COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Cash generated from operations	€ 8,368,533	€ 25,365,457
Interest received		(80)
Tax paid	(8,931)
Net cash inflow from operating activities	8,359,602	25,365,377
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for purchase of intangible assets	(5,112,858)	(1,862,674)
Payment for purchase of property, plant and equipment	(243,830)	(44,945)
Payment for purchase of investments		(261,359)
Acquisition of subsidiary, net cash outflow on acquisition	149,739
Proceeds from sale of investments at fair value through other comprehensive income	270,185
Interest received	74	80
Net cash inflow/(outflow) from investing activities	(4,936,690)	(2,168,898)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from shareholders		200,000
Payments of leases liabilities	(91,150)
Interest paid	(15,936)
Dividends paid	(17,953,582)	(40,616,470)
Parent Investment-carve out adjustment	7,881,351	25,780,700
Financing due to/from related party	14,950,519	(2,622,128)
Net cash inflow (outflow) from financing activities	4,771,203	(17,257,898)
Net increase/(decrease) in cash	8,194,115	5,938,581
Cash at beginning of the year	6,369,661	1,136,716
Effect of exchange rate fluctuations on cash held	328,163	(525,946)
Impairment charge-cash	78,741	(179,690)
Cash at end of the year	14,970,680	6,369,661
Non-cash investing and financing activities:
Recognition of Right of Use Asset and Lease Liability	1,159,781	€ 173,100
Recognition of License intangible asset and License liability	3,750,000
Non-cash acquisition of subsidiary	€ 500,000